UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06024

Exact name of registrant as specified in charter:	Aberdeen Indonesia Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended  March 31, 2017 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2017

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—99.2%
COMMON STOCKS—99.2%
INDONESIA—99.2%
25,912,000	Ace Hardware Indonesia Tbk PT (a)	Specialty Retail— 2.2%	$1,603,702
6,159,000	AKR Corporindo Tbk PT (a)	Trading Companies & Distributors— 3.9%	2,887,712
320,000	Astra Agro Lestari Tbk PT	Food Products— 0.5%	357,810
4,616,610	Astra International Tbk PT (a)	Automobiles— 4.0%	2,988,131
4,454,000	Bank Central Asia Tbk PT (a)	Banks— 7.5%	5,530,300
31,230,884	Bank OCBC NISP Tbk PT (a)(b)	Banks— 5.9%	4,400,377
46,390,135	Bank Permata Tbk PT (a)(b)	Banks— 3.1%	2,332,171
1,585,800	Delfi Ltd.	Food Products— 3.4%	2,511,025
8,510,000	Hanjaya Mandala Sampoerna Tbk PT (a)	Tobacco— 3.4%	2,491,438
14,945,000	Hero Supermarket Tbk PT (b)	Food & Staples Retailing— 2.0%	1,480,425
30,792,300	Holcim Indonesia Tbk PT (a)	Construction Materials— 2.8%	2,090,637
1,090,000	Indo Tambangraya Megah Tbk PT (a)	Oil, Gas & Consumable Fuels— 2.2%	1,652,443
2,422,700	Indocement Tunggal Prakarsa Tbk PT (a)	Construction Materials— 4.1%	3,019,006
191,029	Jardine Cycle & Carriage Ltd. (a)(c)	Distributors— 8.1%	5,983,386
13,200,000	Kalbe Farma Tbk PT (a)	Pharmaceuticals— 2.1%	1,525,463
567,527	M.P. Evans Group PLC (d)	Food Products— 7.2%	5,361,354
2,165,800	Mandom Indonesia Tbk PT	Personal Products— 3.3%	2,421,704
2,500,000	Merck Tbk PT	Pharmaceuticals— 2.3%	1,700,218
5,270,000	Mitra Keluarga Karyasehat Tbk PT	Health Care Providers & Services— 1.4%	1,044,073
2,070,000	Multi Bintang Indonesia Tbk PT	Beverages— 2.5%	1,829,143
18,383,000	Ramayana Lestari Sentosa Tbk PT (a)	Multiline Retail— 2.1%	1,537,841
1,361,100	Saratoga Investama Sedaya Tbk PT	Capital Markets— 0.4%	336,049
39,100,000	Sepatu Bata Tbk PT	Textiles, Apparel & Luxury Goods— 3.2%	2,347,379
3,600,000	Surya Citra Media Tbk PT (a)	Media— 1.0%	729,623
9,397,800	Telekomunikasi Indonesia Persero Tbk PT (a)	Diversified Telecommunication Services— 3.9%	2,921,258
4,500,000	Ultrajaya Milk Industry & Trading Co. Tbk PT (b)	Food Products— 1.9%	1,445,349
1,070,800	Unilever Indonesia Tbk PT (a)	Household Products— 4.7%	3,481,570
1,226,000	United Tractors Tbk PT (a)	Oil, Gas & Consumable Fuels— 3.3%	2,440,385
5,962,500	Vale Indonesia Tbk PT (a)(b)	Metals & Mining— 1.4%	1,070,017
49,782,047	Wintermar Offshore Marine Tbk PT (b)	Energy Equipment & Services— 1.3%	971,321
13,187,500	XL Axiata Tbk PT (a)(b)	Wireless Telecommunication Services— 4.1%	3,028,192
	Total Common Stocks		73,519,502
	Total Long-Term Investments—99.2% (cost $59,900,777)		73,519,502

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2017

Shares	Description	Value (US$)
SHORT-TERM INVESTMENT—0.2%
UNITED STATES—0.2%
$162,145	State Street Institutional U.S. Government Money Market Fund(e)	$162,145
	Total Short-Term Investment—0.2% (cost $162,145)	162,145
	Total Investments—99.4% (cost $60,062,922) (f)	73,681,647
	Other Assets in Excess of Liabilities—0.6%	412,951
	Net Assets—100.0%	$74,094,598

(a)                     Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)                     Non-income producing security.

(c)                      Singapore listed security, but majority of the company’s business is conducted in Indonesia.

(d)                     UK listed security, but majority of the company’s business is conducted in Indonesia.

(e)                      Registered investment company advised by State Street Global Advisors.

(f)                       See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2017

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair Value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective to maintain a $1.00 per share net asset value (“NAV”), and which objective is not guaranteed. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2017

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Beverages	$1,829,143	$—	$—	$1,829,143
Capital Markets	336,049	—	—	336,049
Energy Equipment & Services	971,321	—	—	971,321
Food & Staples Retailing	1,480,425	—	—	1,480,425
Food Products	9,675,538	—	—	9,675,538
Health Care Providers & Services	1,044,073	—	—	1,044,073
Personal Products	2,421,704	—	—	2,421,704
Pharmaceuticals	1,700,218	1,525,463	—	3,225,681
Textiles, Apparel & Luxury Goods	2,347,379	—	—	2,347,379
Other	—	50,188,189	—	50,188,189
Short-Term Investment	162,145	—	—	162,145
Total	$21,967,995	$51,713,652	$—	$73,681,647

Amounts listed as “-” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended March 31, 2017, the securities issued by Merck Tbk PT, Mitra Keluarga Karyasehat Tbk PT, Saratoga Investama Sedaya Tbk PT, Ultrajaya Milk Industry & Trading Co. Tbk PT and Wintermar Offshore Marine Tbk PT in the amounts of $1,700,218, $1,044,073, $336,049, $1,445,349 and $971,321, respectively, transferred from Level 2 to Level 1 because there was not a valuation factor applied at March 31, 2017. For the period ended March 31, 2017, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally on a short term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

c. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2017 were as follows:

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2017

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$60,062,922	$25,081,321	$(11,462,596)	$13,618,725

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Indonesia Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 24, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Indonesia Fund, Inc.

Date: May 24, 2017